Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Fair Value of Warrant Liability Measured on Recurring Basis Using Significant Unobservable Inputs
The Group measured the fair value of its warrant liability on a recurring basis using significant unobservable (Level 3) inputs as of December 31, 2019. The valuation technique, inputs and corresponding impact to the fair value are as follows:

Financial instrument	Valuation technique	Unobservable input	Estimation
Warrant liability	Black-Scholes option pricing model	Volatility for Black-Scholes option pricing model		45%
		Market value of the underlying Series C Preferred Shares	US$	12.08

Summary of Warrants Measured at Fair Value on a Recurring Basis	Therefore, there were no assets or liabilities measured at fair value on a recurring basis as of December 31, 2020.

Warrant liability
RMB
Balance as of December 31, 2019	23,503
Fair value change	(3,503)
Foreign exchange translation	(260)
Exercise of Series C Warrant ( N ote 12)	(19,740)

Balance as of December 31, 2020	—

The amount of total gain for the year ended December 31, 2020 included in losses (RMB)	3,503
The amount of total gain for the year ended December 31, 2020 included in losses (US$ )	537

Summary of Property and Equipment Estimated Useful Lives
Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:

Category	Estimated Useful Life
Machinery and laboratory equipment	5 years
Vehicles	6 years
Furniture and tools	5 years
Electronic equipment	3 years
Leasehold improvements	Lesser of lease terms or estimated useful lives of the assets

Summary of Intangible Assets Estimated Useful Livess	The estimated useful life for the intangible assets is as follows:

Category	Estimated Useful Life
Computer software	3 years